Related Party Balance and Transactions (Details) - Schedule of Amounts Due to Related Parties - Zhejiang Chouzhou Commercial Bank [Member] - CNY (¥) ¥ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Amounts due to related parties
Amounts due to related parties		¥ 58,151	¥ 58,151
Gefei Chengyun [Member]
Amounts due to related parties
Amounts due to related parties	[1]	10,759	10,759
Ningbo Meishan Bonded Port Area JiuFeng Investment Partnership (“Jiufeng”) [Member]
Amounts due to related parties
Amounts due to related parties	[2]	242	242
Jiuchuan [Member]
Amounts due to related parties
Amounts due to related parties	[1]	9,403	9,403
Longshutianye
Amounts due to related parties
Amounts due to related parties	[1]	10,140	10,140
Yunde [Member]
Amounts due to related parties
Amounts due to related parties	[1]	9,383	9,383
Detong [Member]
Amounts due to related parties
Amounts due to related parties	[1]	3,274	3,274
Jiushi [Member]
Amounts due to related parties
Amounts due to related parties	[1]	65	65
Income shared under Non-Group Collaborative Agreements [Member]
Amounts due to related parties
Amounts due to related parties		43,266	43,266
Derong [Member]
Amounts due to related parties
Amounts due to related parties	[1]	9,733	9,733
Jiushen [Member]
Amounts due to related parties
Amounts due to related parties	[1]	29	29
Jiufeng [Member]
Amounts due to related parties
Amounts due to related parties	[2]	495	495
Commission Income shared [Member]
Amounts due to related parties
Amounts due to related parties		10,257	10,257
Jiushen [Member]
Amounts due to related parties
Amounts due to related parties	[1]	790	790
Shanghai Chongkai Enterprise Management (LLP) (“Chongkai”) [Member]
Amounts due to related parties
Amounts due to related parties	[3]	3,689	3,689
Jiufeng [Member]
Amounts due to related parties
Amounts due to related parties	[2]	149	149
Other payables [Member]
Amounts due to related parties
Amounts due to related parties		¥ 4,628	¥ 4,628

[1]	Jiuchuan, Longshutianye, Yunde, Gefei Chengyun, Jiushen, Detong, Derong and Jiushi are equity method investees of the Group.
[2]	Jiufeng it the subsidiary of Jiushen.
[3]	Chongkai is a company owned by two of the founders and certain management of the Group.